Schedule of advances for aircraft acquisition (Details) - Business combinations [member] - Aircraft [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 6,989,381	R$ 6,539,346
Later than one year [member]
DisclosureOfCommitmentsLineItems [Line Items]
Total		171,935
Later than one year and not later than two years [member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	248,109	1,130,099
Later than two years and not later than three years [member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	1,174,768	2,159,742
Later than three years and not later than four years [member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	2,145,764	2,183,366
Later than four years and not later than five years [member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	2,279,227	837,921
Later than five years [member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 1,141,513	R$ 56,283